Annual Fund Operating Expenses - Schwab Global Real Estate Fund - Schwab Global Real Estate Fund	Jun. 27, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.72%